17. Convertible Bonds (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of debt discount	$ 594	$ 1,910	$ 2,906
Convertible bonds	0	13,400
Convertible Bonds [Member]
Debt in default	55,000
Unamortized discount	424	0
Convertible bonds	$ 55,907	55,000
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member]
Debt interest rate	18.00%
Convertible bond value	$ 21,887
Gain from extinguishment of debt	1,887
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 1 [Member]
Convertible bonds	$ 6,600
Debt maturity date	Dec. 31, 2019
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 2 [Member]
Convertible bonds	$ 6,700
Debt maturity date	Jun. 30, 2020
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 3 [Member]
Debt interest rate	10.00%
Convertible bonds	$ 6,700
Debt maturity date	Dec. 31, 2020
Convertible Bonds [Member] | Union Sky [Member] | First Amendment Agreement [Member]
Convertible bond value		12,879
Gain from extinguishment of debt		7,121
Amortization of debt discount		$ 7,121
Convertible Bonds [Member] | ILIAD [Member] | Amendment [Member]
Unamortized discount	$ 1,018
Amortization of debt discount	594
Convertible bonds	$ 1,335